Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

September 13, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Institutional Trust

(Filing relates to both Western Asset Institutional Cash Reserves and Western Asset Institutional Liquid Reserves (the “Funds”))

(File Nos. 33-49552 and 811-6740)

Ladies and Gentlemen:

On behalf of the Legg Mason Partners Institutional Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 24, 2016 to the Funds’ Prospectus dated December 29, 2015.

Any questions or comments on the filing should be directed to the undersigned at 617-951-8458.

Sincerely,

/s/ Jeremy Kantrowitz

Jeremy Kantrowitz

Enclosures